EARNINGS PER SHARE (Details 1) (BRL) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	11,067		14,085		4,849
Dividend on incremental preferred shares	18		9		9
Net income available to preferred stockholders considering incremental preferred shares	5,500		6,973		2,319
Dividend on incremental preferred shares	(18)		(9)		(9)
Net income available to common stockholders considering incremental preferred shares	5,567		7,112		2,530
Adjusted weighted average shares
Common shares	2,288,034,273	[1]	2,192,530,134	[1]	1,708,760,440	[1]
Preferred shares	2,245,448,240		2,143,753,894		1,554,841,088
Preferred shares	2,260,049,773	[1]	2,149,890,063	[1]	1,569,079,278	[1]
Incremental shares from share based compensation plans (Note 26)	14,601,533		6,136,169		14,238,190
Diluted earnings per share – in R$
Common shares	2.44	[1]	3.24	[1]	1.48	[1]
Preferred shares	2.44	[1]	3.24	[1]	1.48	[1]
Common shares
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	5,585		7,121		2,539
Preferred shares
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	5,585		7,121		2,539

[1]	After giving effect to the bonus shares occurred in August 2009 (note 19a).